Capital Stock (Tables)	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Schedule of Common Stock Reserved for Future Issuance

The Company has reserved for future issuance the following number of shares of common stock:

	As of December 31,
	2018	2017
Options to purchase common stock	3,339,471	2,158,348
Common stock warrants	33,145,228	13,633,070

Total	36,484,699	15,791,418